Note 6 - Operating Segment Reporting - Total Assets Operating Segment (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Assets Line Items
Assets	€ 676,689	€ 690,059	€ 731,856
Spain
Total Assets Line Items
Assets	354,901	350,520	368,398
United States [Member]
Total Assets Line Items
Assets	82,057	75,775	84,726
Turkey [Member]
Total Assets Line Items
Assets	66,250	78,789	84,990
Mexico [Member]
Total Assets Line Items
Assets	97,432	90,214	94,229
South America [Member]
Total Assets Line Items
Assets	54,373	75,320	77,989
Rest Of Eurasia [Member]
Total Assets Line Items
Assets	18,834	17,265	19,586
Subtotal [Member]
Total Assets Line Items
Assets	673,848	687,884	729,918
Corporate Center [Member]
Total Assets Line Items
Assets	2,841	2,175	1,938
Total [Member]
Total Assets Line Items
Assets	€ 676,689	€ 690,059	€ 731,856